UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31,2007

Date of reporting period: June 30,2006

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 06/30/06 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2006

Shares		Value

COMMON STOCKS (96.9%)
	ADVERTISING (1.1%)
111,000	aQuantive, Inc. *	$2,811,630
32,850	Harte-Hanks, Inc.	842,274
100,400	inVentiv Health, Inc. *	2,889,512
25,500	R.H. Donnelley Corp. *	1,378,785
		7,922,201
	AEROSPACE/DEFENSE (3.2%)
30,000	AAR Corp. *	666,900
57,400	Armor Holdings, Inc. *	3,147,242
79,700	Aviall, Inc. *	3,787,344
130,000	BE Aerospace, Inc. *	2,971,800
53,845	DRS Technologies, Inc.	2,624,944
53,200	Esterline Technologies Corp. *	2,212,588
43,725	Moog, Inc. Class A*	1,496,269
24,800	Precision Castparts Corp.	1,482,048
62,700	Teledyne Technologies, Inc. *	2,054,052
37,900	United Industrial Corp.	1,714,975
		22,158,162
	AIR TRANSPORT (0.2%)
60,600	UTI Worldwide, Inc.	1,528,938
	APPAREL (1.5%)
76,600	Carter's, Inc. *	2,024,538
83,000	Guess?, Inc. *	3,465,250
66,500	Jos A. Bank Clothiers, Inc. *	1,593,340
79,000	Phillips-Van Heusen Corp.	3,014,640
		10,097,768
	AUTO & TRUCK (0.2%)
30,000	Oshkosh Truck Corp.	1,425,600
	AUTO PARTS (0.4%)
33,500	BorgWarner, Inc.	2,180,850
18,000	LKQ Corp. *	342,000
		2,522,850
	BANK (2.0%)
9,300	Alabama National BanCorporation	633,795
8,400	BancorpSouth, Inc.	228,900
20,500	Bank of Hawaii Corp.	1,016,800
2,600	Boston Private Financial Holdings, Inc.	72,540
13,000	Cathay General Bancorp	472,940
12,000	City National Corp.	781,080
13,000	Colonial BancGroup, Inc. (The)	333,840
54,800	Corus Bankshares, Inc.	1,434,664
17,300	Cullen/Frost Bankers, Inc.	991,290
19,900	First Community Bancorp, Inc.	1,175,692
7,486	Fulton Financial Corp.	119,175
41,800	PrivateBancorp, Inc.	1,730,938
42,500	SVB Financial Group *	1,932,050
42,200	Umpqua Holdings Corp.	1,082,430
5,931	Valley National Bancorp	152,486
19,100	Whitney Holding Corp.	675,567
13,000	Wilmington Trust Corp.	548,340
10,700	Wilshire Bancorp, Inc.	192,814
		13,575,341

	BANK - MIDWEST (0.6%)
14,200	Bank of the Ozarks, Inc.	472,860
4,353	BOK Financial Corp.	216,213
12,993	Commerce Bancshares, Inc.	650,300
7,916	First Financial Bankshares, Inc.	289,251
28,950	First Midwest Bancorp, Inc.	1,073,466
15,218	Glacier Bancorp, Inc.	445,431
14,100	Hancock Holding Co.	789,600
6,250	IBERIABANK Corp.	359,625
		4,296,746
	BEVERAGE - ALCOHOLIC (0.5%)
27,000	Brown-Forman Corp. Class B	1,929,150
71,025	Central European Distribution Corp. *	1,786,989
		3,716,139
	BEVERAGE - SOFT DRINK (1.2%)
45,000	Hansen Natural Corp. *	8,566,650
	BIOTECHNOLOGY (0.6%)
10,000	Arena Pharmaceuticals, Inc. *	115,800
34,800	Techne Corp. *	1,772,016
34,300	United Therapeutics Corp. *	1,981,511
		3,869,327
	BUILDING MATERIALS (2.9%)
81,500	Aleris International, Inc. *	3,736,775
47,400	Beacon Roofing Supply, Inc. *	1,043,274
35,800	Drew Industries, Inc. *	1,159,920
36,800	Genlyte Group, Inc. (The) *	2,665,424
40,400	Granite Construction, Inc.	1,828,908
8,100	Jacobs Engineering Group, Inc. *	645,084
59,700	NCI Building Systems, Inc. *	3,174,249
59,900	Simpson Manufacturing Company, Inc.	2,159,395
18,400	Universal Forest Products, Inc.	1,154,232
49,800	Washington Group International, Inc.	2,656,332
		20,223,593
	CABLE TV (0.0%)
8,000	Arris Group, Inc. *	104,960
	CANADIAN ENERGY (0.2%)
17,500	Suncor Energy, Inc.	1,417,675
	CEMENT & AGGREGATES (0.7%)
63,300	Eagle Materials, Inc.	3,006,750
34,300	Florida Rock Industries, Inc.	1,703,681
		4,710,431
	CHEMICAL - DIVERSIFIED (0.9%)
52,000	Albemarle Corp.	2,489,760
71,600	Brady Corp. Class A	2,637,744
85,000	Hexcel Corp. *	1,335,350
		6,462,854
	CHEMICAL - SPECIALTY (1.2%)
50,700	Airgas, Inc.	1,888,575
51,350	Ceradyne, Inc. *	2,541,311
12,400	Ecolab, Inc.	503,192
36,400	Park Electrochemical Corp.	937,300
8,000	Praxair, Inc.	432,000

Value Line Emerging Opportunities Fund, Inc.

June 30, 2006

Shares		Value

29,000	Sigma-Aldrich Corp.	$2,106,560
		8,408,938
	COAL (0.8%)
53,900	Joy Global, Inc.	2,807,651
52,000	Peabody Energy Corp.	2,899,000
		5,706,651
	COMPUTER & PERIPHERALS (0.5%)
7,400	Intevac, Inc. *	160,432
38,600	MICROS Systems, Inc. *	1,686,048
32,000	Rackable Systems, Inc. *	1,263,680
14,000	Xyratex Ltd. *	370,300
		3,480,460
	COMPUTER SOFTWARE & SERVICES (2.8%)
57,900	ANSYS, Inc. *	2,768,778
27,600	Cognizant Technology Solutions Corp. Class A *	1,859,412
33,700	DST Systems, Inc. *	2,005,150
50,700	Equinix, Inc. *	2,781,402
59,200	Euronet Worldwide, Inc. *	2,271,504
29,900	Intergraph Corp. *	941,551
11,000	Quality Systems, Inc.	405,020
26,000	SPSS, Inc. *	835,640
24,000	SRA International, Inc. Class A*	639,120
62,700	Transaction Systems Architects, Inc. *	2,613,963
132,000	Trident Microsystems, Inc. *	2,505,360
		19,626,900
	DIVERSIFIED COMPANIES (2.7%)
72,000	Acuity Brands, Inc.	2,801,520
39,800	AMETEK, Inc.	1,885,724
38,000	Brink's Co. (The)	2,143,580
56,600	Chemed Corp.	3,086,398
27,000	Comtech Group, Inc. *	300,510
22,900	EnPro Industries, Inc. *	769,440
56,800	ESCO Technologies, Inc. *	3,035,960
11,200	Griffon Corp. *	292,320
27,300	Matthews International Corp. Class A	941,031
64,700	Taubman Centers, Inc.	2,646,230
17,700	Valmont Industries, Inc.	822,873
		18,725,586
	DRUG (1.1%)
10,000	Celgene Corp. *	474,300
9,000	Conor Medsystems, Inc. *	248,310
22,200	Covance, Inc. *	1,359,084
68,888	Immucor, Inc. *	1,324,707
75,000	Lifecell Corp. *	2,319,000
11,000	New River Pharmaceuticals, Inc. *	313,500
55,000	Pharmaceutical Product Development, Inc.	1,931,600
		7,970,501
	E-COMMERCE (0.7%)
48,000	Akamai Technologies, Inc. *	1,737,120
30,000	Barnes Group, Inc.	598,500
34,000	Ctrip.com International, Ltd. ADR	1,735,700
83,000	Informatica Corp. *	1,092,280
		5,163,600

	EDUCATIONAL SERVICES (0.6%)
15,200	Bright Horizons Family Solutions, Inc. *	572,888
31,000	ITT Educational Services, Inc. *	2,040,110
39,000	Laureate Education, Inc. *	1,662,570
		4,275,568
	ELECTRICAL EQUIPMENT (2.0%)
10,000	American Science & Engineering, Inc. *	579,200
33,000	Belden CDT, Inc.	1,090,650
1,700	Franklin Electric Co, Inc.	87,788
66,700	General Cable Corp. *	2,334,500
10,400	Harman International Industries, Inc.	887,848
6,800	Rofin-Sinar Technologies, Inc. *	390,796
47,000	Thomas & Betts Corp. *	2,411,100
40,300	Trimble Navigation Ltd. *	1,798,992
63,600	WESCO International, Inc. *	4,388,400
		13,969,274
	ELECTRICAL UTILITY - WEST (0.2%)
46,000	MDU Resources Group, Inc.	1,684,060
	ELECTRONICS (1.7%)
39,000	Amphenol Corp. Class A	2,182,440
5,200	Daktronics, Inc.	150,124
77,700	Diodes, Inc. *	3,219,888
72,000	Intermagnetics General Corp. *	1,942,560
48,000	Microsemi Corp. *	1,170,240
29,000	Multi-Fineline Electronix, Inc. *	962,510
37,000	Rogers Corp. *	2,084,580
		11,712,342
	ENTERTAINMENT (0.4%)
20,300	Central European Media Enterprises Ltd. Class A *	1,282,757
30,400	RC2 Corp. *	1,175,264
		2,458,021
	ENTERTAINMENT TECHNOLOGY (0.4%)
58,600	Scientific Games Corp. Class A*	2,087,332
17,000	The9 Ltd. Adr*	394,230
		2,481,562
	ENVIRONMENTAL (0.8%)
20,000	Clean Harbors, Inc. *	806,200
15,000	Republic Services, Inc.	605,100
31,800	Stericycle, Inc. *	2,070,180
64,000	Waste Connections, Inc. *	2,329,600
		5,811,080
	FINANCIAL SERVICES - DIVERSIFIED (2.7%)
23,400	Affiliated Managers Group, Inc. *	2,033,226
5,200	ASTA Funding, Inc.	194,740
18,600	Bankrate, Inc. *	702,336
11,400	BlackRock, Inc. Class A	1,586,538
4,000	Commerce Group, Inc. (The)	118,160
14,000	eFunds Corp. *	308,700
65,250	Financial Federal Corp.	1,814,602
44,000	Global Payments, Inc.	2,136,200
22,000	Greenhill & Co., Inc.	1,336,720
112,000	Knight Capital Group, Inc. Class A*	1,705,760

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

34,000	LandAmerica Financial Group, Inc.	$2,196,400
24,000	MoneyGram International, Inc.	814,800
22,000	Nuveen Investments, Inc. Class A	947,100
56,300	ProAssurance Corp. *	2,712,534
		18,607,816
	FOOD PROCESSING (1.1%)
11,850	Dean Foods Co. *	440,701
83,200	Flowers Foods, Inc.	2,382,848
68,500	Herbalife Ltd. *	2,733,150
64,000	United Natural Foods, Inc. *	2,113,280
		7,669,979
	FURNITURE/HOME FURNISHINGS (0.5%)
78,000	Select Comfort Corp. *	1,791,660
89,000	Steelcase, Inc. Class A	1,464,050
		3,255,710
	HEALTH CARE INFORMATION SYSTEMS (0.4%)
144,000	Allscripts Healthcare Solutions, Inc. *	2,527,200
	HOME APPLIANCES (0.3%)
47,400	Toro Co. (The)	2,213,580
	HOME BUILDING (0.2%)
23,600	Forest City Enterprises, Inc. Class A	1,177,876
	HOTEL/GAMING (1.8%)
49,000	Ameristar Casinos, Inc.	953,050
19,000	Boyd Gaming Corp.	766,840
54,800	Choice Hotels International, Inc.	3,320,880
55,300	Gaylord Entertainment Co. *	2,413,292
16,900	Kerzner International Ltd. *	1,339,832
22,000	Orient-Express Hotels Ltd. Class A	854,480
48,000	Penn National Gaming, Inc. *	1,861,440
17,800	Station Casinos, Inc.	1,211,824
		12,721,638
	HOUSEHOLD PRODUCTS (0.7%)
31,400	Central Garden and Pet Co. *	1,351,770
44,400	Church & Dwight Company, Inc.	1,617,048
37,600	Scotts Miracle-Gro Co. (The) Class A	1,591,232
		4,560,050
	HUMAN RESOURCES (1.0%)
61,000	Administaff, Inc.	2,184,410
78,200	Korn/Ferry International *	1,531,938
25,600	Resources Connection, Inc. *	640,512
71,000	Watson Wyatt Worldwide, Inc. Class A	2,494,940
		6,851,800
	INDUSTRIAL SERVICES (3.0%)
92,100	Aaron Rents, Inc. Class B	2,475,648
19,600	C.H. Robinson Worldwide, Inc.	1,044,680
40,000	Comfort Systems USA, Inc.	571,600
47,300	Corrections Corp. of America *	2,504,062
51,000	EMCOR Group, Inc. *	2,482,170
29,400	Expeditors International of Washington, Inc.	1,646,694
55,500	Mobile Mini, Inc. *	1,623,930
34,000	Ritchie Bros Auctioneers, Inc.	1,808,120
21,800	Rollins, Inc.	428,152
45,000	Trammell Crow Co. *	1,582,650
57,800	URS Corp. *	2,427,600
53,000	World Fuel Services Corp.	2,421,570
		21,016,876
	INFORMATION SERVICES (1.0%)
37,000	Alliance Data Systems Corp. *	2,176,340
19,000	Corporate Executive Board Co. (The)	1,903,800
56,050	Factset Research Systems, Inc.	2,651,165
		6,731,305
	INSURANCE - LIFE (0.7%)
79,350	Delphi Financial Group, Inc. Class A	2,885,166
21,000	Protective Life Corp.	979,020
16,800	StanCorp Financial Group, Inc.	855,288
		4,719,474
	INSURANCE - PROPERTY & CASUALTY (2.5%)
33,300	Arch Capital Group Ltd. *	1,980,018
48,400	Argonaut Group, Inc. *	1,453,936
33,075	Berkley (W.R.) Corp.	1,128,850
17,000	Fidelity National Financial, Inc.	662,150
59,350	HCC Insurance Holdings, Inc.	1,747,264
5,900	Markel Corp. *	2,047,300
7,200	Midland Co. (The)	273,456
53,100	Philadelphia Consolidated Holding Co. *	1,612,116
36,600	RLI Corp.	1,763,388
43,300	Selective Insurance Group, Inc.	2,419,171
3,900	State Auto Financial Corp.	126,906
6,000	Tower Group, Inc.	181,500
23,300	United Fire & Casualty Co.	702,029
38,100	Zenith National Insurance Corp.	1,511,427
		17,609,511
	INTERNET (1.3%)
68,000	American Reprographics Co. *	2,465,000
12,000	CheckFree Corp. *	594,720
24,000	j2 Global Communications, Inc. *	749,280
70,000	Nutri/System, Inc. *	4,349,100
40,600	Stamps.com, Inc. *	1,129,492
		9,287,592
	MACHINERY (5.6%)
44,700	Actuant Corp. Class A	2,232,765
24,000	AO Smith Corp.	1,112,640
102,750	Applied Industrial Technologies, Inc.	2,497,852
30,400	Curtiss-Wright Corp.	938,752
7,000	Foster Wheeler Ltd. *	302,400
106,400	Gardner Denver, Inc. *	4,096,400
40,850	Graco, Inc.	1,878,283
39,600	IDEX Corp.	1,869,120
114,200	JLG Industries, Inc.	2,569,500

Value Line Emerging Opportunities Fund, Inc.

June 30, 2006

Shares		Value

13,000	Kaydon Corp.	$485,030
91,400	Lennox International, Inc.	2,420,272
13,000	Lincoln Electric Holdings, Inc.	814,450
92,000	Manitowoc Company, Inc. (The)	4,094,000
29,600	Middleby Corp. (The) *	2,562,176
41,900	MSC Industrial Direct Co., Inc. Class A	1,993,183
48,000	Regal-Beloit Corp.	2,119,200
37,200	Roper Industries, Inc.	1,739,100
10,000	Terex Corp. *	987,000
61,000	Wabtec Corp.	2,281,400
54,000	Watts Water Technologies, Inc. Class A	1,811,700
		38,805,223
	MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.2%)
26,400	Thor Industries, Inc.	1,279,080
	MARITIME (1.0%)
45,000	American Commercial Lines, Inc. *	2,711,250
102,400	Kirby Corp. *	4,044,800
		6,756,050
	MEDICAL SERVICES (3.4%)
29,500	Amedisys, Inc. *	1,118,050
74,200	American Medical Systems Holdings, Inc. *	1,235,430
12,000	American Retirement Corp. *	393,240
16,200	Coventry Health Care, Inc. *	890,028
19,050	DaVita, Inc. *	946,785
59,100	Healthways, Inc. *	3,111,024
52,200	Matria Healthcare, Inc. *	1,118,124
23,000	Pediatrix Medical Group, Inc. *	1,041,900
38,000	PSS World Medical, Inc. *	670,700
88,800	Psychiatric Solutions, Inc. *	2,545,008
56,200	Sierra Health Services, Inc. *	2,530,686
79,600	Sunrise Senior Living, Inc. *	2,200,940
52,100	United Surgical Partners International, Inc. *	1,566,647
77,400	VCA Antech, Inc. *	2,471,382
13,000	WellCare Health Plans, Inc. *	637,650
14,849	WellPoint, Inc. *	1,080,562
		23,558,156
	MEDICAL SUPPLIES (7.0%)
25,600	Advanced Medical Optics, Inc. *	1,297,920
63,300	ArthroCare Corp. *	2,659,233
12,600	Bard (C.R.), Inc.	923,076
35,000	Bio-Rad Laboratories, Inc. Class A*	2,272,900
33,000	Dade Behring Holdings, Inc.	1,374,120
33,500	DENTSPLY International, Inc.	2,030,100
84,200	DJO, Inc. *	3,101,086
12,300	Fisher Scientific International, Inc. *	898,515
56,200	Haemonetics Corp. *	2,613,862
9,000	Henry Schein, Inc. *	420,570
79,600	Hologic, Inc. *	3,929,056
23,400	IDEXX Laboratories, Inc. *	1,758,042
83,000	Illumina, Inc. *	2,461,780
31,400	Intuitive Surgical, Inc. *	3,704,258
50,000	Kyphon, Inc. *	1,918,000
51,600	LCA-Vision, Inc.	2,730,156
16,000	Life Time Fitness, Inc. *	740,320
62,000	Meridian Bioscience, Inc.	1,546,900
45,000	Owens & Minor, Inc.	1,287,000
73,600	Palomar Medical Technologies, Inc. *	3,358,368
31,600	PolyMedica Corp.	1,136,336
49,400	ResMed, Inc. *	2,319,330
39,800	Respironics, Inc. *	1,361,956
4,000	SonoSite, Inc. *	156,160
49,400	Ventana Medical Systems, Inc. *	2,330,692
6,000	Vital Images, Inc. *	148,200
		48,477,936
	METALS & MINING DIVERSIFIED (0.3%)
31,000	Allegheny Technologies, Inc.	2,146,440
	METALS FABRICATING (0.3%)
23,000	Harsco Corp.	1,793,080
	NATURAL GAS - DISTRIBUTION (1.0%)
37,200	AGL Resources, Inc.	1,418,064
42,000	Northwest Natural Gas Co.	1,555,260
39,800	South Jersey Industries, Inc.	1,090,122
51,450	Southern Union Co.	1,392,237
54,700	UGI Corp.	1,346,714
		6,802,397
	NATURAL GAS - DIVERSIFIED (0.9%)
42,000	Energen Corp.	1,613,220
10,900	Penn Virginia Corp.	761,692
6,000	Universal Compression Holdings, Inc. *	377,820
71,000	West Pharmaceutical Services, Inc.	2,575,880
27,776	XTO Energy, Inc.	1,229,644
		6,558,256
	OFFICE EQUIPMENT & SUPPLIES (0.4%)
114,000	Cenveo, Inc. *	2,046,300
18,000	Staples, Inc.	437,760
		2,484,060
	OILFIELD SERVICES/EQUIPMENT (1.8%)
39,400	FMC Technologies, Inc. *	2,657,924
44,400	Helix Energy Solutions Group, Inc. *	1,791,984
27,800	Hydril *	2,182,856
4,000	NATCO Group, Inc. Class A*	160,800
36,000	Oceaneering International, Inc. *	1,650,600
49,700	Oil States International, Inc. *	1,703,716
17,000	Superior Energy Services, Inc. *	576,300
52,000	TETRA Technologies, Inc. *	1,575,080
		12,299,260
	PACKAGING & CONTAINER (1.0%)
13,800	Aptargroup, Inc.	684,618
86,000	CLARCOR, Inc.	2,561,940
8,300	Greif, Inc. Class A	622,168
39,300	Jarden Corp. *	1,196,685
56,200	Silgan Holdings, Inc.	2,079,962
		7,145,373
	PETROLEUM - INTEGRATED (1.6%)
46,000	Chesapeake Energy Corp.	1,391,500
74,400	Denbury Resources, Inc. *	2,356,248
114,800	Frontier Oil Corp.	3,719,520
19,300	Giant Industries, Inc. *	1,284,415

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

20,000	Holly Corp.	$964,000
16,398	Valero Energy Corp.	1,090,795
		10,806,478
	PETROLEUM - PRODUCING (0.8%)
5,000	Atlas America, Inc. *	224,050
8,000	Berry Petroleum Co. Class A	265,200
27,600	Cimarex Energy Co.	1,186,800
30,000	Comstock Resources, Inc. *	895,800
80,700	Range Resources Corp.	2,194,233
17,000	St Mary Land & Exploration Co.	684,250
		5,450,333
	PHARMACY SERVICES (0.8%)
12,577	Caremark Rx, Inc.	627,215
90,400	HealthExtras, Inc. *	2,731,888
47,800	Longs Drug Stores Corp.	2,180,636
		5,539,739
	PRECISION INSTRUMENT (0.8%)
104,300	Checkpoint Systems, Inc. *	2,316,503
31,000	Mettler Toledo International, Inc. *	1,877,670
38,100	MTS Systems Corp.	1,505,331
		5,699,504
	PUBLISHING (0.6%)
53,500	Banta Corp.	2,478,655
39,500	John Wiley & Sons, Inc. Class A	1,311,400
9,000	Meredith Corp.	445,860
		4,235,915
	R.E.I.T. (1.0%)
15,000	CBL & Associates Properties, Inc.	583,950
3,400	Developers Diversified Realty Corp.	177,412
73,700	LaSalle Hotel Properties	3,412,310
6,000	Mid-America Apartment Communities, Inc.	334,500
11,600	Pan Pacific Retail Properties, Inc.	804,692
12,500	ProLogis	651,500
12,000	PS Business Parks, Inc.	708,000
		6,672,364
	RAILROAD (1.4%)
32,000	Florida East Coast Industries, Inc.	1,674,560
11,000	Freightcar America, Inc.	610,610
107,700	Genesee & Wyoming, Inc. Class A*	3,820,119
32,000	Greenbrier Cos, Inc.	1,047,680
98,000	Kansas City Southern *	2,714,600
		9,867,569
	RECREATION (0.3%)
59,700	Shuffle Master, Inc. *	1,956,966
	RESTAURANT (1.1%)
28,400	Cheesecake Factory, Inc. (The) *	765,380
45,000	CKE Restaurants, Inc.	747,450
29,600	IHOP Corp.	1,423,168
25,000	Panera Bread Co. Class A*	1,681,000
22,000	Papa John's International, Inc. *	730,400
36,100	RARE Hospitality International, Inc. *	1,038,236
64,687	Sonic Corp. *	1,344,843
		7,730,477
	RETAIL - AUTOMOTIVE (0.3%)
13,000	Group 1 Automotive, Inc.	732,420
45,400	O'Reilly Automotive, Inc. *	1,416,026
		2,148,446
	RETAIL - SPECIAL LINES (3.9%)
22,000	Barnes & Noble, Inc.	803,000
65,200	Cato Corp. (The) Class A	1,685,420
50,400	Claire's Stores, Inc.	1,285,704
36,000	Coach, Inc. *	1,076,400
111,000	Coldwater Creek, Inc. *	2,970,360
16,400	Dick's Sporting Goods, Inc. *	649,440
140,000	Dress Barn, Inc. (The) *	3,549,000
75,000	GameStop Corp. Class A*	3,150,000
80,962	Hibbett Sporting Goods, Inc. *	1,934,992
5,000	MarineMax, Inc. *	131,150
80,700	Men's Wearhouse, Inc. (The)	2,445,210
16,000	Michaels Stores, Inc.	659,840
53,600	Pantry, Inc. (The) *	3,084,144
56,850	Pool Corp.	2,480,365
53,600	Urban Outfitters, Inc. *	937,464
		26,842,489
	RETAIL BUILDING SUPPLY (0.8%)
9,400	Fastenal Co.	378,726
46,200	Tractor Supply Co. *	2,553,474
41,200	Watsco, Inc.	2,464,584
		5,396,784
	SECURITIES BROKERAGE (0.8%)
5,000	Bear Stearns Companies, Inc. (The)	700,400
72,400	Investment Technology Group, Inc. *	3,682,264
30,000	Jefferies Group, Inc.	888,900
		5,271,564
	SEMICONDUCTOR (0.8%)
18,000	Anadigics, Inc. *	120,960
48,000	Emcore Corp. *	460,800
73,000	FormFactor, Inc. *	3,257,990
46,000	Netlogic Microsystems, Inc. *	1,483,500
		5,323,250
	SHOE (1.0%)
9,000	Deckers Outdoor Corp. *	347,040
52,300	Genesco, Inc. *	1,771,401
28,000	Iconix Brand Group, Inc. *	457,520
12,000	Skechers U.S.A., Inc. Class A*	289,320
68,500	Steven Madden Ltd.	2,028,970
77,750	Wolverine World Wide, Inc.	1,813,907
		6,708,158

Value Line Emerging Opportunities Fund, Inc.

June 30, 2006

Shares		Value

	STEEL - GENERAL (0.2%)
4,000	Carpenter Technology Corp.	$462,000
19,950	Quanex Corp.	859,247
		1,321,247
	TELECOMMUNICATION SERVICES (1.1%)
60,417	American Tower Corp. Class A*	1,880,177
43,000	Dobson Communications Corp. Class A*	332,390
38,800	NII Holdings, Inc. Class B*	2,187,544
52,000	Time Warner Telecom, Inc. Class A*	772,200
127,000	Witness Systems, Inc. *	2,561,590

		7,733,901
	TELECOMMUNICATIONS EQUIPMENT (1.4%)
64,100	Anixter International, Inc.	3,042,186
83,000	CommScope, Inc. *	2,607,860
79,200	Nice Systems Ltd. ADR*	2,228,688
96,000	Redback Networks, Inc. *	1,760,640
		9,639,374
	THRIFT (1.1%)
9,100	Fidelity Bankshares, Inc.	289,562
54,400	First Republic Bank	2,491,520
33,600	FirstFed Financial Corp.	1,937,712
16,500	Harbor Florida Bancshares, Inc.	612,810
47,448	Hudson City Bancorp, Inc.	632,482
26,300	PFF Bancorp, Inc.	872,108
9,900	WSFS Financial Corp.	608,355
		7,444,549
	TIRE & RUBBER (0.3%)
23,800	Carlisle Companies, Inc.	1,887,340
	TOILETRIES & COSMETICS (0.2%)
116,200	Parlux Fragrances, Inc. *	1,125,978
	TRUCKING/TRANSPORTATION LEASING (2.6%)
28,000	AMERCO *	2,818,480
12,000	Arkansas Best Corp.	602,520
36,400	Dollar Thrifty Automotive Group *	1,640,548
65,200	Forward Air Corp.	2,655,596
61,333	Heartland Express, Inc.	1,097,247
87,400	HUB Group, Inc. Class A*	2,143,922
46,000	Hunt (J.B.) Transport Services, Inc.	1,145,860
64,475	Knight Transportation, Inc.	1,302,395
29,400	Landstar System, Inc.	1,388,562
79,550	Old Dominion Freight Line, Inc. *	2,990,285
20,000	Werner Enterprises, Inc.	405,400
		18,190,815
	WATER UTILITY (0.4%)
66,000	Aqua America, Inc.	1,504,140
56,000	Cia de Saneamento Basico do Estado de Sao Paulo	1,318,800
		2,822,940
	WIRELESS NETWORKING (1.4%)
54,700	Itron, Inc. *	3,241,522
22,000	Leap Wireless International, Inc. *	1,043,900
110,000	SBA Communications Corp. Class A*	2,875,400
244,000	Ubiquitel, Inc. *	$2,522,960
		9,683,782

	TOTAL COMMON STOCK AND TOTAL INVESTMENT SECURITIES (96.9%) (Cost $515,143,391)	670,629,458

Principal Amount		Value

REPURCHASE AGREEMENTS** (2.7%)
$9,400,000	With Morgan Stanley & Co., 4.43%, dated 6/30/06, due 7/3/06, delivery value $9,403,470 (collateralized by $9,925,000 U.S. Treasury Notes 3.13%, due 9/15/08, with a value of $9,601,123)	9,400,000
9,400,000	With UBS Securities, LLC, 4.30%, dated 6/30/06, due 7/3/06, delivery value $9,403,368 (collateralized by $8,049,000 U.S. Treasury Notes 6.75%, due 8/15/26, with a value of $9,662,705)	9,400,000

	TOTAL REPURCHASE AGREEMENTS (Cost $18,800,000)	18,800,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		2,602,128

NET ASSETS (100%)		$692,031,586

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($692,031,586 ÷ 22,671,990 shares outstanding )		$30.52

*	Non-income producing.
**	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of June 30, 2006 was as follows:

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$533,943,391	$167,492,775	$(12,006,708)	$155,486,067

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By ________________________________
Jean B. Buttner, President

Date:  ________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ____________________________________________
Jean B. Buttner, President, Principal Executive Officer

By: ___________________________________________________________
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: _______________________